FINANCIAL INSTRUMENTS AND RISKS (Details 8) - BRL (R$) R$ in Millions	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Interest-bearing loans and borrowing current and non-current	R$ 3,452.7	R$ 3,501.1
(-) Current investment securities	(1,242.0)	(277.2)
(-) Cash and cash equivalents	(28,595.7)	(16,059.0)
Net debt/(cash)	R$ (26,385.0)	R$ (12,835.1)